Segment information	12 Months Ended
Jun. 30, 2018
Segment Information
Segment information
6.	Segment information

IFRS 8 requires an entity to report financial and descriptive information about its reportable segments, which are operating segments or aggregations of operating segments that meet specified criteria. Operating segments are components of an entity about which separate financial information is available that is evaluated regularly by the CODM. According to IFRS 8, the CODM represents a function whereby strategic decisions are made and resources are assigned. The CODM function is carried out by the President of the Group, Mr. Eduardo S. Elsztain. In addition, and due to the acquisition of IDBD, two responsibility levels have been established for resource allocation and assessment of results of the two operations centers, through executive committees in Argentina and Israel.

Segment information is reported from two perspectives: geographic presence (Argentina and Israel) and products and services. In each operations center, the Group considers separately the various activities being developed, which represent reporting operating segments given the nature of its products, services, operations and risks. Management believes the operating segment clustering in each operations center reflects similar economic characteristics in each region, as well as similar products and services offered, types of clients and regulatory environments.

As of fiscal year 2018, the CODM reviews certain corporate expenses associated with each operation center in an aggregate manner and separately from each of the segments, such expenses have been disclosed in the "Corporate" segment of each operation center. Additionally, as of fiscal year 2018, the CODM also reviews the office business as a single segment and the entertainment business in an aggregate and separate manner from offices, including that concept in the "Others" segment. Segment information for years 2017 and 2016 has been recast for the purposes of comparability with the present year.

Below is the segment information which was prepared as follows:

·       Operations Center in Argentina:

Within this operations center, the Group operates in the following segments:

o	The “Shopping Malls” segment includes results principally comprised of lease and service revenues related to rental of commercial space and other spaces in the shopping malls of the Group.
o	The “Offices” segment includes the operating results from lease revenues of offices, other rental spaces and other service revenues related to the office activities.
o	The “Sales and Developments” segment includes the operating results of the development, maintenance and sales of undeveloped parcels of land and/or trading properties. Real estate sales results are also included.
o	The "Hotels" segment includes the operating results mainly comprised of room, catering and restaurant revenues.
o	The “International” segment includes assets and operating profit or loss from business related to associates Condor (hotels) and Lipstick (offices).
o	The “Others” segment primarily includes the entertainment activities through La Arena and La Rural S.A. and the financial activities carried out by BHSA and Tarshop.
o	The “Corporate” segment includes the expenses related to the corporate activities of the Operations Center in Argentina.

The CODM periodically reviews the results and certain asset categories and assesses performance of operating segments of this operations center based on a measure of profit or loss of the segment composed by the operating income plus the share of profit / (loss) of joint ventures and associates. The valuation criteria used in preparing this information are consistent with IFRS standards used for the preparation of the Consolidated Financial Statements, except for the following:

·	Operating results from joint ventures are evaluated by the CODM applying proportional consolidation method. Under this method the profit/loss generated and assets are reported in the Statement of Income line-by-line based on the percentage held in joint ventures rather than in a single item as required by IFRS. Management believes that the proportional consolidation method provides more useful information to understand the business return. On the other hand, the investment in the joint venture La Rural S.A. is accounted for under the equity method since this method is considered to provide more accurate information in this case.

·	Operating results from Shopping Malls and Offices segments do not include the amounts pertaining to building administration expenses and collective promotion funds (“FPC”, as per its Spanish acronym) as well as total recovered costs, whether by way of expenses or other concepts included under financial results (for example default interest and other concepts). The CODM examines the net amount from these items (total surplus or deficit between building administration expenses and FPC and recoverable expenses).

The assets’ categories examined by the CODM are: investment properties, property, plant and equipment, trading properties, inventories, right to receive future units under barter agreements, investment in associates and goodwill. The sum of these assets, classified by business segment, is reported under “assets by segment”. Assets are allocated to each segment based on the operations and/or their physical location.

Within the Operations Center in Argentina, most revenue from its operating segments is derived from, and their assets are located in, Argentina, except for the share of profit / (loss) of associates included in the “International” segment located in USA.

Revenues for each reporting segments derive from a large and diverse client base and, therefore, there is no revenue concentration in any particular segment.

·       Operations Center in Israel:

Within this operations center, the Group operates in the following segments:

o	The “Real Estate” segment in which, through PBC, the Group operates rental properties and residential properties in Israel, USA and other parts of the world and carries out commercial projects in Las Vegas, USA.
o	The “Supermarkets” segment in which, through Shufersal, reclassified to discontinued operations in the current year, the Group mainly operates a supermarket chain in Israel.
o	The “Telecommunications” segment includes Cellcom whose main activities include the provision of mobile phone services, fixed line phone services, data and Internet, among others.
o	The "Insurance" segment includes the investment in Clal, insurance company which main activities includes pension and social security insurance, among others. As stated in Note 14, the Group does not have control over Clal; therefore, the business is reported in a single line as a financial asset held for sale and valued at fair value.
o	The "Others" segment includes other diverse business activities, such as technological developments, tourism, oil and gas assets, electronics, and others.
o	The “Corporate” segment includes the expenses related with the activities of the holding company.

The CODM periodically reviews the results and certain asset categories and assesses performance of operating segments of this operations center based on a measure of profit or loss of the segment composed by the operating income plus the share of profit / (loss) of associates and joint ventures. The valuation criteria used in preparing this information are consistent with IFRS standards used for the preparation of the Consolidated Financial Statements.

As stated under Note 2, the Group consolidates results derived from its operations center in Israel with a three-month lag, adjusted for the effects of significant transactions. Hence, IDBD’s results for the period extending from October 11, 2015 (acquisition date) through March 31, 2016 are included under comprehensive income of the Group for the fiscal year ended June 30, 2016. For the fiscal years ended June 30, 2018 and 2017, a full twelve-month period is consolidated, also with a three-month lag and adjusted for the effects of significant transactions.

Goods and services exchanged between segments are calculated on the basis of established prices. Intercompany transactions between segments, if any, are eliminated.

Below is a summary of the Group’s lines of business and a reconciliation between the results from operations as per segment information and the results from operations as per the Statements of Income for the years ended June 30, 2018, 2017 and 2016:

	June 30, 2018
	Operations Center in Argentina	Operations Center in Israel	Total	Joint ventures (1)	Discontinued operations (2)	Expensesand collectivepromotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (3)	Total as per statement of income / statement of financial position
Revenues	5,308	86,580	91,888	(46)	(60,470)	1,726	(10)	33,088
Costs	(1,066)	(61,395)	(62,461)	29	44,563	(1,760)	-	(19,629)
Gross profit	4,242	25,185	29,427	(17)	(15,907)	(34)	(10)	13,459
Net gain from fair value adjustment of investment properties	21,347	2,160	23,507	(738)	(164)	-	-	22,605
General and administrative expenses	(903)	(3,870)	(4,773)	13	878	-	13	(3,869)
Selling expenses	(432)	(16,986)	(17,418)	6	12,749	-	-	(4,663)
Other operating results, net	(78)	467	389	19	177	-	(3)	582
Profit / (loss) from operations	24,176	6,956	31,132	(717)	(2,267)	(34)	-	28,114
Share of (loss) / profit of associates and joint ventures	(1,269)	(43)	(1,312)	611	(20)	-	-	(721)
Segment profit / (loss)	22,907	6,913	29,820	(106)	(2,287)	(34)	-	27,393
Reportable assets	66,443	266,802	333,245	(347)	-	-	16,178	349,076
Reportable liabilities	-	(215,452)	(215,452)	-	-	-	(45,780)	(261,232)
Net reportable assets	66,443	51,350	117,793	(347)	-	-	(29,602)	87,844

	June 30, 2017
	Operations Center in Argentina	Operations Center in Israel	Total	Joint ventures (1)	Discontinued operations (2)	Expensesand collectivepromotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (3)	Total as per statement of income / statement of financial position
Revenues	4,311	68,422	72,733	(41)	(47,168)	1,490	(10)	27,004
Costs	(912)	(49,110)	(50,022)	18	35,488	(1,517)	-	(16,033)
Gross profit	3,399	19,312	22,711	(23)	(11,680)	(27)	(10)	10,971
Net gain from fair value adjustment of investment properties	4,271	374	4,645	(192)	(113)	-	-	4,340
General and administrative expenses	(683)	(3,173)	(3,856)	5	624	-	8	(3,219)
Selling expenses	(355)	(13,093)	(13,448)	5	9,434	-	2	(4,007)
Other operating results, net	(68)	(196)	(264)	(6)	64	-	-	(206)
Profit / (loss) from operations	6,564	3,224	9,788	(211)	(1,671)	(27)	-	7,879
Share of (loss) / profit of associates and joint ventures	(94)	105	11	174	(76)	-	-	109
Segment profit / (loss)	6,470	3,329	9,799	(37)	(1,747)	(27)	-	7,988
Reportable assets	44,885	178,964	223,849	(193)	-	-	7,586	231,242
Reportable liabilities	-	(155,235)	(155,235)	-	-	-	(28,671)	(183,906)
Net reportable assets	44,885	23,729	68,614	(193)	-	-	(21,085)	47,336

	June 30, 2016
	Operations Center in Argentina	Operations Center in Israel	Total	Joint ventures (1)	Discontinued operations (2)	Expensesand collectivepromotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (3)	Total as per statement of income / statement of financial position
Revenues	3,289	27,077	30,366	(29)	(18,607)	1,194	(8)	12,916
Costs	(658)	(19,252)	(19,910)	12	14,063	(1,207)	6	(7,036)
Gross profit	2,631	7,825	10,456	(17)	(4,544)	(13)	(2)	5,880
Net gain / (loss) from fair value adjustment of investment properties	18,209	(271)	17,938	(379)	(23)	-	-	17,536
General and administrative expenses	(487)	(1,360)	(1,847)	1	200	-	7	(1,639)
Selling expenses	(264)	(5,442)	(5,706)	2	3,862	-	-	(1,842)
Other operating results, net	(12)	(32)	(44)	(2)	19	-	(5)	(32)
Profit / (loss) from operations	20,077	720	20,797	(395)	(486)	(13)	-	19,903
Share of profit of associates and joint ventures	127	123	250	258	-	-	-	508
Segment profit / (loss)	20,204	843	21,047	(137)	(486)	(13)	-	20,411
Reportable assets	39,294	147,470	186,764	(142)	-	-	5,519	192,141
Reportable liabilities	-	(132,989)	(132,989)	-	-	-	(23,296)	(156,285)
Net reportable assets	39,294	14,481	53,775	(142)	-	-	(17,777)	35,856

(1) Represents the equity value of joint ventures that were proportionately consolidated for information by segment purposes.

(2) Corresponds to Shufersal’s deconsolidation, the Group lost control in June 2018. See Note 4.G.

(3) Includes deferred income tax assets, income tax and MPIT credits, trade and other receivables, investment in financial assets, cash and cash equivalents and intangible assets except for rights to receive future units under barter agreements, net of investments in associates with negative equity which are included in provisions in the amount of Ps. 2,452, Ps. 72 and Ps. 45, as of June 30, 2018, 2017 and 2016, respectively.

Below is a summarized analysis of the lines of business of Group’s operations center in Argentina for the fiscal years ended June 30, 2018, 2017 and 2016:

	June 30, 2018
	Operations Center in Argentina
	Shopping Malls	Offices	Sales and developments	Hotels	International	Corporate	Others	Total
Revenues	3,665	532	120	973	-	-	18	5,308
Costs	(330)	(45)	(44)	(624)	-	-	(23)	(1,066)
Gross profit / (loss)	3,335	487	76	349	-	-	(5)	4,242
Net gain from fair value adjustment of investment properties	11,340	5,004	4,771	-	-	-	232	21,347
General and administrative expenses	(320)	(87)	(78)	(193)	(46)	(151)	(28)	(903)
Selling expenses	(238)	(57)	(21)	(114)	-	-	(2)	(432)
Other operating results, net	(57)	(4)	11	(17)	(23)	-	12	(78)
Profit / (loss) from operations	14,060	5,343	4,759	25	(69)	(151)	209	24,176
Share of profit of associates and joint ventures (**)	-	-	26	-	(1,923)	-	628	(1,269)
Segment profit / (loss)	14,060	5,343	4,785	25	(1,992)	(151)	837	22,907

Investment properties and trading properties	40,468	13,132	10,669	-	-	-	625	64,894
Investment in associates and joint ventures (*)	-	-	163	-	(1,740)	-	2,595	1,018
Other operating assets	82	42	46	172	89	-	100	531
Operating assets	40,550	13,174	10,878	172	(1,651)	-	3,320	66,443

(*) Includes the investments in Condor for Ps. 697 and New Lipstick for Ps. (2,437). See Note 18.

(**) Includes the results of New Lipstick for Ps. (2,380). See Note 18

From all the revenues corresponding to the Operations Center in Argentina, the 100% are originated in Argentina. No external client represents 10% or more of revenue of any of the reportable segments.

From all of the assets corresponding to the Operations Center in Argentina segments, Ps. 68,094 are located in Argentina and Ps. (1,651) in other countries, principally in USA for Ps. (1,653) and Uruguay for Ps. 2.

	June 30, 2017
	Operations Center in Argentina
	Shopping Malls	Offices	Sales and developments	Hotels	International	Corporate	Others	Total
Revenues	3,047	434	99	725	-	-	6	4,311
Costs	(350)	(29)	(43)	(486)	-	-	(4)	(912)
Gross profit	2,697	405	56	239	-	-	2	3,399
Net gain from fair value adjustment of investment properties	2,068	1,359	849	-	-	-	(5)	4,271
General and administrative expenses	(261)	(70)	(40)	(135)	(43)	(132)	(2)	(683)
Selling expenses	(188)	(46)	(21)	(97)	-	-	(3)	(355)
Other operating results, net	(58)	(12)	(36)	(1)	27	-	12	(68)
Profit / (loss) from operations	4,258	1,636	808	6	(16)	(132)	4	6,564
Share of profit of associates and joint ventures	-	-	14	-	(196)	-	88	(94)
Segment profit / (loss)	4,258	1,636	822	6	(212)	(132)	92	6,470

Investment properties and trading properties	28,799	7,422	5,326	-	-	-	247	41,794
Investment in associates and joint ventures	-	-	95	-	570	-	2,054	2,719
Other operating assets	79	77	47	167	2	-	-	372
Operating assets	28,878	7,499	5,468	167	572	-	2,301	44,885

From all the revenues corresponding to the Operations Center in Argentina, the 100% are originated in Argentina. No external client represents 10% or more of revenue of any of the reportable segments.

From all of the assets corresponding to the Operations Center in Argentina segments, Ps. 44,123 are located in Argentina and Ps. 762 in other countries, principally in USA for Ps. 570 and Uruguay for Ps. 192.

	June 30, 2016
	Operations Center in Argentina
	Shopping Malls	Offices	Sales and developments	Hotels	International	Corporate	Others	Total
Revenues	2,409	332	8	534	-	-	6	3,289
Costs	(250)	(25)	(20)	(361)	-	-	(2)	(658)
Gross profit / (loss)	2,159	307	(12)	173	-	-	4	2,631
Net gain from fair value adjustment of investment properties	16,132	1,268	773	-	-	-	36	18,209
General and administrative expenses	(179)	(85)	(24)	(103)	(24)	(72)	-	(487)
Selling expenses	(145)	(24)	(23)	(69)	-	-	(3)	(264)
Other operating results, net	(63)	(6)	(34)	(2)	92	-	1	(12)
Profit / (loss) from operations	17,904	1,460	680	(1)	68	(72)	38	20,077
Share of profit of associates and joint ventures	-	-	5	-	(129)	-	251	127
Segment profit / (loss)	17,904	1,460	685	(1)	(61)	(72)	289	20,204

Investment properties and trading properties	26,613	5,534	4,573	-	-	-	252	36,972
Investment in joint ventures and associates	-	-	62	-	143	-	1,762	1,967
Other operating assets	75	21	93	164	2	-	-	355
Operating assets	26,688	5,555	4,728	164	145	-	2,014	39,294

From all the revenues corresponding to the Operations Center in Argentina, the 100% are originated in Argentina. No external client represents 10% or more of revenue of any of the reportable segments.

From all of the assets corresponding to the Operations Center in Argentina segments, Ps. 38,991 are located in Argentina and Ps. 303 in other countries, principally in USA for Ps. 145 and Uruguay for Ps. 158.

Below is a summarized analysis of the lines of business of Group’s operations center in Israel for the years ended June 30, 2018, 2017 and 2016:

	June 30, 2018
	Operations Center in Israel
	Real Estate	Supermarkets	Telecommunications	Insurance	Corporate	Others	Total
Revenues	6,180	60,470	19,347	-	-	583	86,580
Costs	(2,619)	(44,563)	(13,899)	-	-	(314)	(61,395)
Gross profit	3,561	15,907	5,448	-	-	269	25,185
Net gain from fair value adjustment of investment properties	1,996	164	-	-	-	-	2,160
General and administrative expenses	(363)	(878)	(1,810)	-	(374)	(445)	(3,870)
Selling expenses	(115)	(12,749)	(3,974)	-	-	(148)	(16,986)
Other operating results, net	98	(177)	140	-	434	(28)	467
Profit / (loss) from operations	5,177	2,267	(196)	-	60	(352)	6,956
Share of profit / (loss) of associates and joint ventures	167	20	-	-	-	(230)	(43)
Segment profit / (loss)	5,344	2,287	(196)	-	60	(582)	6,913

Operating assets	134,038	13,304	49,797	12,254	21,231	36,178	266,802
Operating liabilities	(104,202)	-	(38,804)	(1,214)	(68,574)	(2,658)	(215,452)
Operating assets (liabilities), net	29,836	13,304	10,993	11,040	(47,343)	33,520	51,350

	June 30, 2017
	Operations Center in Israel
	Real Estate	Supermarkets	Telecommunications	Insurance	Corporate	Others	Total
Revenues	4,918	47,277	15,964	-	-	263	68,422
Costs	(2,333)	(35,432)	(11,183)	-	-	(162)	(49,110)
Gross profit	2,585	11,845	4,781	-	-	101	19,312
Net gain from fair value adjustment of investment properties	261	113	-	-	-	-	374
General and administrative expenses	(290)	(627)	(1,592)	-	(384)	(280)	(3,173)
Selling expenses	(91)	(9,517)	(3,406)	-	-	(79)	(13,093)
Other operating results, net	46	(52)	(36)	-	(48)	(106)	(196)
Profit / (loss) from operations	2,511	1,762	(253)	-	(432)	(364)	3,224
Share of profit / (loss) of associates and joint ventures	46	75	-	-	-	(16)	105
Segment profit / (loss)	2,557	1,837	(253)	-	(432)	(380)	3,329

Operating assets	79,427	38,521	31,648	8,562	14,734	6,072	178,964
Operating liabilities	(64,100)	(29,239)	(25,032)	-	(33,705)	(3,159)	(155,235)
Operating assets (liabilities), net	15,327	9,282	6,616	8,562	(18,971)	2,913	23,729

	June 30, 2016
	Operations Center in Israel
	Real Estate	Supermarkets	Telecommunications	Insurance	Corporate	Others	Total
Revenues	1,538	18,610	6,655	-	-	274	27,077
Costs	(467)	(14,076)	(4,525)	-	-	(184)	(19,252)
Gross profit	1,071	4,534	2,130	-	-	90	7,825
Net (loss) / gain from fair value adjustment of investment properties	(294)	23	-	-	-	-	(271)
General and administrative expenses	(100)	(203)	(708)	-	(321)	(28)	(1,360)
Selling expenses	(29)	(3,907)	(1,493)	-	-	(13)	(5,442)
Other operating results, net	(19)	(13)	-	-	-	-	(32)
Profit / (loss) from operations	629	434	(71)	-	(321)	49	720
Share of profit / (loss) of associates and joint ventures	226	-	-	-	-	(103)	123
Segment profit / (loss)	855	434	(71)	-	(321)	(54)	843

Operating assets	60,678	29,440	27,345	4,602	1,753	23,652	147,470
Operating liabilities	(49,576)	(23,614)	(21,657)	-	(10,441)	(27,701)	(132,989)
Operating assets (liabilities), net	11,102	5,826	5,688	4,602	(8,688)	(4,049)	14,481

From all revenues corresponding to the Operations Center in Israel, Ps. 1,482 are originated in USA (Ps. 1,149 in 2017) and the remaining in Israel. No external client represents 10% or more of the revenue of any of the reportable segments. From all assets corresponding to the Operations Center in Israel segments, Ps. 34,930 are located in USA

(Ps. 21,781 in 2017), Ps. 1,049 (Ps. 768 in 2017) in India and the remaining are located in Israel.